Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments ("Options"). Accordingly, the Company has no specific policy or practice on the timing of awards of Options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of Options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	Accordingly, the Company has no specific policy or practice on the timing of awards of Options in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event the Company determines to grant new awards of Options, the Board will evaluate the appropriate steps to take in relation to the foregoing.
MNPI Disclosure Timed for Compensation Value	false